Shareholders' Equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Nov. 30, 2017	Nov. 30, 2016
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (1,675)	$ (2,266)
Unrecognized pension expenses	(94)	(120)
Unrealized losses on marketable securities	0	(3)
Net losses on cash flow derivative hedges	(13)	(65)
Accumulated other comprehensive (loss) income	$ (1,782)	$ (2,454)